Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2013
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Jul. 31, 2013
Document Effective Date	Jul. 31, 2013
Prospectus Date	May 01, 2013
Pax World Global Environmental Markets Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PGRNX
Pax World Global Environmental Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	PGINX
Pax World Global Environmental Markets Fund | R Class
Risk/Return:
Trading Symbol	PGRGX
Pax World Global Environmental Markets Fund | Class A
Risk/Return:
Trading Symbol	PXEAX